Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and PAA’s financial performance for the periods presented. The CAP dollar amounts shown in the table below have been calculated in accordance with SEC rules; however, meaningful amounts included as CAP (e.g., approximately one-third of CAP for our PEO in 2023) do not represent compensation actually paid or earned during the applicable years. This is due to the fact that CAP includes the value of outstanding equity awards that could potentially vest in future years (“potentially realizable future value”) in addition to base salary, bonus, the value of equity awards that vested during the year and DERs (“realized value”). With respect to our principal executive officer (“PEO”) for 2023, ~71% of the ~$16.4 million of CAP (or ~$11.7 million) represents the “realized value” of amounts actually paid to or earned by our PEO and ~29% (or ~$4.7 million) represents “future potentially realizable value” of outstanding equity awards. With respect to our other NEOs (“Non-PEO NEOs”) for 2023, ~71% of the ~$6.5 million of average CAP (or ~$4.6 million) represents the “realized value” of amounts actually paid to or earned by our Non-PEO NEOs and ~29% (or ~$1.9 million) represents “future potentially realizable value” of outstanding equity awards.
Tabular Disclosure of Compensation Actually Paid versus Performance
The following table discloses information on CAP to our PEO and, on average, to our Non-PEO NEOs during the specified years alongside TSR, net income, and the Company-selected measure of Adjusted EBITDA Attributable to PAA. Adjusted EBITDA Attributable to PAA was identified by the Company as the most important financial performance measure used to link CAP to Company performance.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non- PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income/ (Loss)	Adjusted EBITDA Attributable to PAA
					Company TSR(3)	Peer Group TSR(3)
2023	$7,453,919	$16,427,772	$2,949,247	$6,454,569	$113.53	$147.00	$1.50 billion	$2.71 billion
2022	$8,296,140	$14,459,710	$4,387,570	$8,142,198	$81.51	$128.92	$1.23 billion	$2.51 billion
2021	$4,392,210	$4,792,883	$2,147,374	$2,385,698	$60.08	$106.08	$648 million	$2.20 billion
2020	$4,290,241	$2,401,749	$1,957,177	$429,822	$49.18	$76.64	$(2.58 billion)	$2.55 billion
(1)
For each of the years presented, our PEO is Willie Chiang and our Non-PEO NEOs are Harry Pefanis, Al Swanson, Richard McGee, Chris Chandler and Jeremy Goebel.

(2)
The dollar amounts shown in these columns reflect CAP as calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) values for unvested equity compensation that may or may not be realized in future periods, and as such, the dollar amounts shown do not necessarily represent the actual amount of compensation earned or paid during the applicable years.

(3)
TSR figures assume an initial investment of $100 in PAA on December 31, 2019. The peer group referenced for purposes of the TSR comparison is the group of companies included in the Alerian Midstream Energy Index, which is the same index used for purposes of Item 201(e) of Regulation S-K.

The adjustments made to the Summary Compensation Table (“SCT”) amounts to determine CAP are shown in the tables below:
PEO — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2023	$7,453,919	—	$3,658,279	+	$12,632,132	=	$16,427,772

(a)
As shown in the table, the CAP total represents the SCT total for the covered fiscal year, but adjusted as required by SEC rules to replace the grant date fair value of awards granted during the covered fiscal year with the fair value of current and prior year equity awards that were outstanding at the end of the covered fiscal year or that vested or were forfeited during the covered fiscal year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.

PEO — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2023	$3,510,732	+	$6,016,326	+	$1,718,016	+	$1,387,058	=	$12,632,132

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Additionally, no equity awards granted in any prior fiscal year failed to meet applicable vesting conditions or were forfeited during the covered fiscal year.

Non-PEO NEOs (Average) — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2023	$2,949,247	—	$1,055,607	+	$4,560,929	=	$6,454,569

(a)
The CAP total figures were calculated using the same methodology described in footnote (a) to the “PEO — Reconciliation of SCT Total to CAP Total” table shown above.

Non-PEO NEOs (Average) — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2023	$1,013,032	+	$2,491,868	+	$549,783	+	$506,246	=	$4,560,929

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Additionally, no equity awards granted in any prior fiscal year failed to meet applicable vesting conditions or were forfeited during the covered fiscal year.

Company Selected Measure Name	Adjusted EBITDA Attributable to PAA
Named Executive Officers, Footnote	(1) For each of the years presented, our PEO is Willie Chiang and our Non-PEO NEOs are Harry Pefanis, Al Swanson, Richard McGee, Chris Chandler and Jeremy Goebel.
Peer Group Issuers, Footnote
(3)
TSR figures assume an initial investment of $100 in PAA on December 31, 2019. The peer group referenced for purposes of the TSR comparison is the group of companies included in the Alerian Midstream Energy Index, which is the same index used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 7,453,919	$ 8,296,140	$ 4,392,210	$ 4,290,241
PEO Actually Paid Compensation Amount	$ 16,427,772	14,459,710	4,792,883	2,401,749
Adjustment To PEO Compensation, Footnote
The adjustments made to the Summary Compensation Table (“SCT”) amounts to determine CAP are shown in the tables below:
PEO — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2023	$7,453,919	—	$3,658,279	+	$12,632,132	=	$16,427,772

(a)
As shown in the table, the CAP total represents the SCT total for the covered fiscal year, but adjusted as required by SEC rules to replace the grant date fair value of awards granted during the covered fiscal year with the fair value of current and prior year equity awards that were outstanding at the end of the covered fiscal year or that vested or were forfeited during the covered fiscal year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.

PEO — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2023	$3,510,732	+	$6,016,326	+	$1,718,016	+	$1,387,058	=	$12,632,132
(a)
	We did not issue any equity awards during the covered fiscal year that vested in the year of grant.
Non-PEO NEO Average Total Compensation Amount	$ 2,949,247	4,387,570	2,147,374	1,957,177
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,454,569	8,142,198	2,385,698	429,822
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO NEOs (Average) — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2023	$2,949,247	—	$1,055,607	+	$4,560,929	=	$6,454,569

(a)
The CAP total figures were calculated using the same methodology described in footnote (a) to the “PEO — Reconciliation of SCT Total to CAP Total” table shown above.

Non-PEO NEOs (Average) — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2023	$1,013,032	+	$2,491,868	+	$549,783	+	$506,246	=	$4,560,929

(a)
	We did not issue any equity awards during the covered fiscal year that vested in the year of grant.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance
The following were the most important financial and non-financial performance measures, as determined by the Company, that link 2023 CAP to the Company’s performance for the most recently completed fiscal year (unranked):
Most Important Performance Measures
Adjusted EBITDA Attributable to PAA
DCF per CUE
TSR
TRIR
FRR
For further information regarding these performance measures and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 26.

Total Shareholder Return Amount	$ 113.53	81.51	60.08	49.18
Peer Group Total Shareholder Return Amount	147	128.92	106.08	76.64
Net Income (Loss)	$ 1,500,000,000	$ 1,230,000,000	$ 648,000,000	$ (2,580,000,000)
Company Selected Measure Amount	2,710,000,000	2,510,000,000	2,200,000,000	2,550,000,000
PEO Name	Willie Chiang
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Attributable to PAA
Measure:: 2
Pay vs Performance Disclosure
Name	DCF per CUE
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	TRIR
Measure:: 5
Pay vs Performance Disclosure
Name	FRR
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,658,279)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,632,132
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,510,732
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,016,326
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,718,016
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,387,058
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,607)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,560,929
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,013,032
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,491,868
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,783
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 506,246